[QUARLES & BRADY LLP LETTERHEAD]

March 15, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, NE
Washington DC 20549

Re:	North Track Funds, Inc. (the "Registrant")
1933 Act Reg. No. 33-12; 1940 Act File No. 811-4401

Definitive Proxy Materials for Special Meeting of Shareholders

Ladies and Gentlemen:

On behalf of the above-named Registrant, we enclose for filing, in accordance with Rule 14a-6 under the Securities Exchange Act of 1934 and Rule 20a-1 under the Investment Company Act of 1940, an electronically formatted set of definitive proxy materials, including a President's transmittal letter to shareholders, Q&A Summary, Notice of Meeting, Proxy Statement and Form of Proxy.

The Registrant filed preliminary proxy materials on February 14, 2007. The only changes in the definitive materials as compared to the preliminary filing are those made in response to comments received telephonically from the staff of the Division of Investment Management and changes necessary to complete and update information. Changes made in response to the staff's comments are consistent with those that the Registrant undertook to make in the definitive materials in EDGAR correspondence filed on March 2, 2007 and follow-up telephone discussions with Mr. Larry Green of the staff. The Registrant intends to begin mailing definitive proxy materials to shareholders on March 15, 2007.

Please direct any comments or inquiries on this filing to the undersigned at (414) 277-5309.

Very truly yours, QUARLES & BRADY LLP

/s/ Fredrick G. Lautz

Fredrick G. Lautz

FGL:ba
Enclosures
760314.40007

cc (w/o enc): Vinita K. Paul, Esq.